Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Optimum Large Cap Growth Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Optimum Large Cap Growth Fund | Russell 1000 Index
Average Annual Return, Percent		24.51%	14.28%	12.87%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Optimum Large Cap Growth Fund | Russell 1000 Growth Index
Average Annual Return, Percent		33.36%	18.96%	16.78%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Optimum Large Cap Growth Fund | Institutional Class | After Taxes on Distributions
Average Annual Return, Percent		29.47%	11.54%	11.28%
Optimum Large Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Average Annual Return, Percent		20.60%	10.73%	10.64%
Optimum Large Cap Growth Fund | Institutional Class
Average Annual Return, Percent		32.31%	13.99%	13.72%
Optimum Large Cap Growth Fund | Class A
Average Annual Return, Percent		24.39%	12.37%	12.77%
Optimum Large Cap Growth Fund | Class C
Average Annual Return, Percent		29.93%	12.82%	12.58%
Optimum Large Cap Value Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Optimum Large Cap Value Fund | Russell 1000 Index
Average Annual Return, Percent		24.51%	14.28%	12.87%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Optimum Large Cap Value Fund | Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.49%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Optimum Large Cap Value Fund | Insitutional Class | After Taxes on Distributions
Average Annual Return, Percent		11.85%	7.04%	6.70%
Optimum Large Cap Value Fund | Insitutional Class | After Taxes on Distributions and Sales
Average Annual Return, Percent		9.42%	6.83%	6.40%
Optimum Large Cap Value Fund | Insitutional Class
Average Annual Return, Percent		13.64%	8.89%	8.27%
Optimum Large Cap Value Fund | Class A
Average Annual Return, Percent		6.83%	7.34%	7.36%
Optimum Large Cap Value Fund | Class C
Average Annual Return, Percent		11.48%	7.79%	7.19%
Optimum Small-Mid Cap Growth Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Optimum Small-Mid Cap Growth Fund | Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Optimum Small-Mid Cap Growth Fund | Russell 2500 Growth Index
Average Annual Return, Percent		13.90%	8.08%	9.45%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Optimum Small-Mid Cap Growth Fund | Institutional Class | After Taxes on Distributions
Average Annual Return, Percent		14.23%	7.57%	6.86%
Optimum Small-Mid Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Average Annual Return, Percent		8.42%	7.79%	7.03%
Optimum Small-Mid Cap Growth Fund | Institutional Class
Average Annual Return, Percent		14.23%	10.63%	9.59%
Optimum Small-Mid Cap Growth Fund | Class A
Average Annual Return, Percent		7.31%	9.05%	8.68%
Optimum Small-Mid Cap Growth Fund | Class C
Average Annual Return, Percent		12.07%	9.52%	8.50%
Optimum Small-Mid Cap Value Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Optimum Small-Mid Cap Value Fund | Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Optimum Small-Mid Cap Value Fund | Russell 2500 Value Index
Average Annual Return, Percent		10.98%	8.44%	7.81%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Optimum Small-Mid Cap Value Fund | Institutional Class | After Taxes on Distributions
Average Annual Return, Percent		8.04%	4.97%	3.92%
Optimum Small-Mid Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Average Annual Return, Percent		7.40%	4.84%	3.86%
Optimum Small-Mid Cap Value Fund | Institutional Class
Average Annual Return, Percent		10.21%	6.51%	5.18%
Optimum Small-Mid Cap Value Fund | Class A
Average Annual Return, Percent		3.56%	4.97%	4.28%
Optimum Small-Mid Cap Value Fund | Class C
Average Annual Return, Percent		8.10%	5.43%	4.12%
Optimum International Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Optimum International Fund | MSCI ACWI (All Country World Index) ex USA Index (net)
Average Annual Return, Percent		5.53%	4.10%	4.80%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees or expenses but reflects the deduction of foreign withholding taxes on dividends)
Optimum International Fund | MSCI ACWI (All Country World Index) ex USA Index (gross)
Average Annual Return, Percent		6.09%	4.61%	5.31%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or foreign withholding taxes on dividends)
Optimum International Fund | Institutional Class | After Taxes on Distributions
Average Annual Return, Percent		8.17%	2.43%	4.02%
Optimum International Fund | Institutional Class | After Taxes on Distributions and Sales
Average Annual Return, Percent		5.45%	2.69%	3.85%
Optimum International Fund | Institutional Class
Average Annual Return, Percent		8.40%	3.42%	4.82%
Optimum International Fund | Class A
Average Annual Return, Percent		1.90%	1.95%	3.94%
Optimum International Fund | Class C
Average Annual Return, Percent		6.28%	2.39%	3.77%
Optimum Fixed Income Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Optimum Fixed Income Fund | Bloomberg US Aggregate Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Optimum Fixed Income Fund | Institutional Class | After Taxes on Distributions
Average Annual Return, Percent		(0.06%)	(1.54%)	0.08%
Optimum Fixed Income Fund | Institutional Class | After Taxes on Distributions and Sales
Average Annual Return, Percent		0.90%	(0.66%)	0.51%
Optimum Fixed Income Fund | Institutional Class
Average Annual Return, Percent		1.50%	(0.16%)	1.35%
Optimum Fixed Income Fund | Class A
Average Annual Return, Percent		(3.23%)	(1.31%)	0.65%
Optimum Fixed Income Fund | Class C
Average Annual Return, Percent		(0.40%)	(1.17%)	0.35%